Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stockholders' Equity [Line Items]
Stockholders' Equity

Note 7: Stockholders’ Equity

Common Stock

As of June 30, 2025 and December 31, 2024, we had 5,000,000 and 1,000,000 shares of common stock authorized, with 938,567 and 942,235 shares issued and outstanding, respectively. Each share of our common stock has a par value of $0.01 and $0.0001 as of June 30, 2025 and December 31, 2024, respectively. In June 2025, the Company amended and restated the certificate of incorporation to increase the authorized shares of common stock to 5,000,000 and the par value to $0.01.

Restricted Common Stock Awards

During the six months ended June 30, 2025, the Company’s Board of Directors approved the issuances of Restricted Common Stock to employees, officers, directors, and consultants. Stock-based compensation is measured using a fair value-based method for all equity-based awards. The cost of awarded equity instruments is recognized based on each instrument’s grant-date fair value over the period during which the grantee is required to provide service in exchange for the award. Grants ranged from vesting immediately, to over four years. The determination of fair value for the restricted common stock awards, requires significant judgment and the use of estimates as the Company does not have an observable stock price. The Company estimated the fair value of common stock using invested capital multiple and discounted present value to arrive at equity available for common shareholders.

Stock-based compensation is recorded as a general and administrative expense in the accompanying condensed statements of operations. Shares are issued concurrently with the issuance of Restricted Common Stock.

A summary of the restricted common stock award activity during the six months ended June 30, 2025, is as follows:

	Restricted Common Stock
		Weighted
	Number of	Average
	Shares	Fair Value
Unvested as of December 31, 2024	166,437	$0.09
Granted	3,332	1.91
Vested	(35,463)	0.29
Forfeited/ cancelled	(7,000)	0.31
Unvested as of June 30, 2025	127,306	$0.12

Stock-based compensation expense for the six months ended June 30, 2025 and 2024, were $10,452 and $135,432, respectively. As of June 30, 2025, the Company has an unrecognized stock-based compensation of $15,001 which will be recognized over a weighted average period of 2.13 years.

Note 7: Stockholders’ Equity

Common Stock

As of December 31, 2024 and 2023, we had 1,000,000 shares of common stock authorized, with 942,235 and 429,235 shares issued and outstanding, respectively. Each share of our common stock has a par value of $0.0001. In June 2025, the Company amended and restated the certificate of incorporation to increase the authorized shares of common stock to 5,000,000 and the par value to $0.01. Near inception, the Company issued 400,000 shares of common stock to founders.

Restricted Common Stock Awards

During 2024 and 2023, the Company’s Board of Directors approved the issuances of Restricted Common Stock to employees, officers, directors, and consultants. Stock-based compensation is measured using a fair value-based method for all equity-based awards. The cost of awarded equity instruments is recognized based on each instrument’s grant-date fair value over the period during which the grantee is required to provide service in exchange for the award. Grants ranged from vesting immediately, to over four years. The determination of fair value for the restricted common stock awards, requires significant judgment and the use of estimates as the Company does not have an observable stock price. The Company estimated the fair value of common stock using invested capital multiple and discounted present value to arrive at equity available for common shareholders.

Stock-based compensation is recorded as a general and administrative expense in the accompanying statements of operations. Shares are issued concurrently with the issuance of Restricted Common Stock.

A summary of the restricted common stock award activity during the years ended December 31, 2024 and 2023, is as follows:

	Restricted Common Stock
		Weighted
	Number of	Average
	Shares	Fair Value
Unvested at July 17, 2023 (inception)	-	$-
Granted	429,235	-
Vested	(254,944)	-
Forfeited/cancelled	-	-
Unvested as of December 31, 2023	174,291	-
Granted	513,000	0.31
Vested	(520,854)	0.27
Forfeited/cancelled	-	-
Unvested as of December 31, 2024	166,437	0.09

Shares granted in 2023 were deemed to have nominal value at the time of grant. Of the shares granted in 2024, 492,000 were to related parties.

Stock-based compensation expense for the years ended December 31, 2024 and 2023, were $140,935 and $0, respectively. The Company has an unrecognized stock-based compensation of $20,424, which will be recognized over a weighted average period of 2.89 years.

Surfside Acquisition Inc. [Member]
Stockholders' Equity [Line Items]
Stockholders' Equity

Note 3. Capital Stock

Preferred Stock

As of June 30, 2025 and December 31, 2024, the Company has 10,000,000 shares of preferred stock, par value of $0.0001, authorized and none issued or outstanding.

Common Stock

As of June 30, 2025 and December 31, 2024, the Company has 50,000,000 shares of common stock, par value of $0.0001, authorized and 5,000,000 shares issued and outstanding.